[Letterhead of Dechert LLP]

August 29, 2008

VIA EDGAR

Filing Desk
Securities and Exchange Commission
Office of Filings and Information Services
Branch of Registrations and Examinations
Mail Stop 0-25
100 F Street, NE
Washington, DC 20549

Re:    UBS Money Series (the “Registrant”)
File Nos. 333-52965 and 811-8767
Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A (the “Amendment”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned hereby certifies, on behalf of the Registrant, that the forms of Prospectuses with respect to UBS Cash Reserves Fund, UBS Liquid Assets Fund, UBS Select Prime Institutional Fund, UBS Select Treasury Institutional Fund, UBS Select Tax-Free Institutional Fund, UBS Select Prime Preferred Fund, UBS Select Treasury Preferred Fund and UBS Select Tax-Free Preferred Fund that would have been filed by the Registrant pursuant to Rule 497(c) under the Act do not differ from the forms of Prospectuses dated August 28, 2008 included in the Amendment, as filed electronically via EDGAR with the Commission on August 28, 2008.

If you have any questions or comments, please contact the undersigned at 212.649.8795.

Sincerely,

/s/ Lisa R. Price

Lisa R. Price